Related undertakings - Subsidiaries that have non-controlling interests (Details) - EUR (€) € in Millions		12 Months Ended
	Mar. 29, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018	Jan. 04, 2018	Mar. 31, 2016
Summary comprehensive income information
Revenue		€ 43,666	€ 46,571	€ 47,631
(Loss)/profit for the financial year		(7,644)	2,788	(6,079)
Other comprehensive (expense) income		1,756	(2,389)	(1,357)
Total comprehensive (expense)/income for the year		(5,888)	399	(7,436)
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		376	349	218
Summary financial position information
Non-current assets		103,276	107,660		€ 108,056
Current assets		39,817	24,131		26,299
Total assets		142,862	145,611		148,175
Non-current liabilities		(53,894)	(37,980)		(38,131)
Current liabilities		(25,523)	(28,025)		(28,102)
Equity shareholders' funds		62,218	67,640		69,900
Non-controlling interests		1,227	967		1,043
Total equity		63,445	68,607	73,719	€ 70,943	€ 2,464	€ 85,136
Statement of cash flows
Cash flows from operating activities		12,980	13,600	14,223
Net cash flow from investing activities		(9,217)	(9,841)	(8,423)
Net cashflow from financing activities		4,437	(7,234)	(9,096)
Net cash inflow/(outflow)		8,200	(3,475)	(3,296)
Cash and cash equivalents at beginning of period		4,674
Exchange gain/(loss) on cash and cash equivalents		11	(433)	(313)
Cash and cash equivalents at end of period		13,637	4,674
Vodacom Group Limited
Summary comprehensive income information
Revenue		5,443	5,692
(Loss)/profit for the financial year		940	934
Other comprehensive (expense) income		14	(8)
Total comprehensive (expense)/income for the year		954	926
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		331	342
Dividends paid to non-controlling interests		315	309
Summary financial position information
Non-current assets		6,294	6,433
Current assets		2,426	2,389
Total assets		8,720	8,822
Non-current liabilities		(1,904)	(2,151)
Current liabilities		(2,320)	(2,104)
Net assets contributed into Vodafone Idea		4,496	4,567
Equity shareholders' funds		3,472	3,595
Non-controlling interests		1,024	972
Total equity		4,496	4,567
Statement of cash flows
Cash flows from operating activities		1,758	1,727
Net cash flow from investing activities		(556)	(541)
Net cashflow from financing activities		(1,410)	(879)
Net cash inflow/(outflow)		(208)	307
Cash and cash equivalents at beginning of period		887	887	619
Exchange gain/(loss) on cash and cash equivalents		5	(39)
Cash and cash equivalents at end of period		684	887	887
Vodafone Egypt Telecommunications S.A.E.
Summary comprehensive income information
Revenue		1,116	962
(Loss)/profit for the financial year		271	206
Total comprehensive (expense)/income for the year		271	206
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests		123	93
Dividends paid to non-controlling interests		269	1
Summary financial position information
Non-current assets		1,138	985
Current assets		515	407
Total assets		1,653	1,392
Non-current liabilities		(43)	(46)
Current liabilities		(1,009)	(522)
Net assets contributed into Vodafone Idea		601	824
Equity shareholders' funds		370	491
Non-controlling interests		231	333
Total equity		601	824
Statement of cash flows
Cash flows from operating activities		481	307
Net cash flow from investing activities		(109)	(145)
Net cashflow from financing activities		(314)	(55)
Net cash inflow/(outflow)		58	107
Cash and cash equivalents at beginning of period		159	159	57
Exchange gain/(loss) on cash and cash equivalents		9	(5)
Cash and cash equivalents at end of period		€ 226	159	159
Vodafone Qatar Q.S.C.
Summary comprehensive income information
Revenue			468
(Loss)/profit for the financial year			(40)
Total comprehensive (expense)/income for the year			(40)
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests			(31)
Statement of cash flows
Cash flows from operating activities			115
Net cash flow from investing activities			(119)
Net cashflow from financing activities			(33)
Net cash inflow/(outflow)			(37)
Cash and cash equivalents at beginning of period				€ 43
Exchange gain/(loss) on cash and cash equivalents			€ (6)
Ownership interest sold (as a percentage)	51.00%